UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05643

                          ACM MANAGED INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2005

                   Date of reporting period: November 30, 2004

ITEM 1.       SCHEDULE OF INVESTMENTS.



PORTFOLIO OF INVESTMENTS
November 30, 2004 (unaudited)                                                     ACM Managed Income Fund, Inc.
===============================================================================================================
                                                     Moody's           Principal
                                                     Investor            Amount
                                                     Rating                (000)                   U.S. $ Value
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 99.7%
U.S. Treasury Bonds - 99.7%
     1.625%, 1/31/05 ..............................   Aaa          $      23,000          $          22,989,236
     5.375%, 2/15/31 ..............................   Aaa                  8,000                      8,420,000
     8.125%, 8/15/19 ..............................   Aaa                 19,400                     26,093,757
     10.75%, 8/15/05 ..............................   Aaa                 17,825                     18,851,346
     11.25%, 2/15/15 ..............................   Aaa                  7,825                     12,206,695
     12.00%, 8/15/13 ..............................   Aaa                 12,750                     16,489,345
                                                                                          ---------------------
Total U.S. Government Obligations
     (cost $105,335,741).                                                                           105,050,379
                                                                                          ---------------------
CORPORATE OBLIGATIONS - 79.0%
Aerospace & Defense - 1.1%
Bombardier, Inc.
     6.30%, 5/1/14 (a) ............................   Ba2                    300                        270,000
DRS Technologies, Inc.
     6.875%, 11/01/13 .............................   B2                     210                        219,450
Sequa Corp.
     9.00%, 8/01/09 ...............................   B1                     145                        163,125
TD Funding Corp.
     8.375%, 7/15/11. .............................   B3                     470                        502,900
                                                                                          ---------------------
                                                                                                      1,155,475
                                                                                          ---------------------
Automotive - 2.6%
Dana Corp.
     10.125%, 3/15/10. ............................   Ba3                    525                        593,250
Dura Operating Corp.
     Series B
     9.00%, 5/01/09 ...............................   B2                     220                        210,650
HLI Operating, Inc.
     10.50%, 6/15/10. .............................   B1                     381                        407,670
Keystone Automotive Operations, Inc.
     9.75%, 11/01/13 ..............................   B3                     359                        388,618
Tenneco Automotive, Inc.
     8.625%, 11/15/14 (a) .........................   B3                     280                        291,200
TRW Automotive, Inc.
     9.375%, 2/15/13 ..............................   B1                     330                        384,450
     11.00%, 2/15/13 ..............................   B2                     175                        211,750
United Auto Group, Inc.
     9.625%, 3/15/12. .............................   B3                     240                        268,200
                                                                                          ---------------------
                                                                                                      2,755,788
                                                                                          ---------------------
Broadcasting & Media - 2.3%
Albritton Communications Co.
     7.75%, 12/15/12. .............................   B3                     320                        329,600
Corus Entertainment, Inc.
     8.75%, 3/01/12 ...............................   B1                     325                        357,906
Emmis Communications Corp.
     6.875%, 5/15/12 ..............................   B2                     295                        309,012

PORTFOLIO OF INVESTMENTS
November 30, 2004 (unaudited)                                                     ACM Managed Income Fund, Inc.
===============================================================================================================
                                                     Moody's           Principal
                                                     Investor            Amount
                                                     Rating                (000)                   U.S. $ Value
---------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.
     8.00%, 5/15/13 (a) ...........................   B3           $         200          $             199,000
     8.875%, 5/15/11 ..............................   B3                     350                        360,500
Radio One, Inc.
     8.875%, 7/01/11. .............................   B2                     140                        152,600
Sinclair Broadcast Group, Inc.
     8.00%, 3/15/12 ...............................   B2                     290                        302,325
     8.75%, 12/15/11 ..............................   B2                     155                        166,238
Young Broadcasting, Inc.
     8.50%, 12/15/08 ..............................   B2                     215                        230,050
                                                                                          ---------------------
                                                                                                      2,407,231
                                                                                          ---------------------
Building & Real Estate - 3.7%
Associated Materials
     11.25%, 3/01/14 (b) ..........................   Caa1                   835                        622,075
Dayton Superior Corp.
     10.75%, 9/15/08 ..............................   B3                     175                        190,750
D.R. Horton, Inc.
     6.875%, 5/01/13 ..............................   Ba1                    330                        356,400
KB HOME
     7.75%, 2/01/10 ...............................   Ba2                    215                        232,200
LNR Property Corp.
     7.25%, 10/15/13 ..............................   Ba3                    475                        522,500
     7.625%, 7/15/13 ..............................   Ba3                     70                         77,700
Meritage Corp.
     9.75%, 6/01/11 ...............................   Ba3                    510                        567,375
Nortek, Inc.
     8.50%, 9/01/14 (a) ...........................   B3                     305                        327,875
Schuler Homes, Inc.
     10.50%, 7/15/11 ..............................   Ba2                    405                        461,700
William Lyon Homes, Inc.
     10.75%, 4/01/13 ..............................   B2                     460                        517,500
                                                                                          ---------------------
                                                                                                      3,876,075
                                                                                          ---------------------
Cable - 4.7%
Cablevision Systems Corp.
     8.00%, 4/15/12 (a) ...........................   B3                     860                        915,900
Charter Communications Operations, LLC
     8.00%, 4/30/12 (a) ...........................   B2                   1,270                      1,314,450
CSC Holdings, Inc.
     6.75%, 4/15/12 (a) ...........................   B1                     750                        765,000
     7.625%, 7/15/18 ..............................   B1                     445                        469,475
DirectTV Holdings LLC
     8.375%, 3/15/13 ..............................   B1                     230                        258,175
Echostar DBS Corp.
     6.375%, 10/01/11 .............................   Ba3                    415                        424,337
Insight Midwest LP
     9.75%, 10/01/09 ..............................   B2                     420                        439,950
Rogers Cable, Inc.
     6.75%, 3/15/15 (a) ...........................   Ba3                    380                        388,075
                                                                                          ---------------------
                                                                                                      4,975,362
                                                                                          ---------------------

PORTFOLIO OF INVESTMENTS
November 30, 2004 (unaudited)                                                     ACM Managed Income Fund, Inc.
===============================================================================================================
                                                     Moody's           Principal
                                                     Investor            Amount
                                                     Rating                (000)                   U.S. $ Value
---------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%
Equistar Chemical Funding LP
     10.125%, 9/01/08 .............................   B2           $         555          $             636,862
     10.625%, 5/01/11 .............................   B2                     100                        115,500
Huntsman Advanced Materials LLC
     11.00%, 7/15/10 (a) ..........................   B2                     285                        338,438
Huntsman International LLC
     9.875%, 3/01/09 ..............................   B3                     215                        234,888
Westlake Chemical Corp.
     8.75%, 7/15/11 ...............................   Ba2                    283                        319,083
                                                                                          ---------------------
                                                                                                      1,644,771
                                                                                          ---------------------
Communications-Fixed - 4.0%
Cincinnati Bell, Inc.
     8.375%, 1/15/14 ..............................   B3                     565                        563,587
Citizens Communications Co.
     6.25%, 1/15/13 ...............................   Ba3                    440                        437,250
Eircom Funding
     8.25%, 8/15/13 ...............................   B1                     385                        427,350
FairPoint Communications, Inc.
     11.875%, 3/01/10 .............................   B3                     330                        374,550
Qwest Communications International, Inc.
     7.50%, 2/15/14 (a) ...........................   B3                     200                        195,000
Qwest Corp.
     9.125%, 3/15/12 (a) ..........................   Ba3                  1,575                      1,791,563
Time Warner Telecom Holdings
     9.25%, 2/15/14 ...............................   B2                     415                        417,075
                                                                                          ---------------------
                                                                                                      4,206,375
                                                                                          ---------------------
Communications-Mobile - 3.2%
Inmarsat Finance PLC
     7.625%, 6/30/12 ..............................   B2                     505                        516,362
Iridium LLC Capital Corp.
     Series B
     14.00%, 7/15/05 (C) ..........................   NR                   3,000                        405,000
Nextel Communications, Inc.
     5.950%, 3/15/14 ..............................   Ba3                    210                        213,675
     6.875%, 10/31/13 .............................   Ba3                    460                        496,800
     7.375%, 8/01/15 ..............................   Ba3                    625                        687,500
PanAmSat Corp.
     9.00%, 8/15/14 (a) ...........................   B2                     425                        454,750
Rogers Wireless Communications, Inc.
     7.25%, 12/15/12 (a) ..........................   Ba3                    175                        183,094
Rural Cellular Corp.
     8.25%, 3/15/12. ..............................   B2                     230                        240,925
TeleCorp PCS, Inc.
     10.625%, 7/15/10 .............................   Baa2                   179                        196,286
                                                                                          ---------------------
                                                                                                      3,394,392
                                                                                          ---------------------
Consumer Manufacturing - 2.4%
Broder Brothers Co.
     11.25%, 10/15/10 .............................   B3                     485                        504,400
     11.25%, 10/15/10 (a) .........................   B3                      20                         20,800

PORTFOLIO OF INVESTMENTS
November 30, 2004 (unaudited)                                                     ACM Managed Income Fund, Inc.
===============================================================================================================
                                                     Moody's           Principal
                                                     Investor            Amount
                                                     Rating                (000)                   U.S. $ Value
---------------------------------------------------------------------------------------------------------------
Jostens, Inc.
     7.625%, 10/01/12 (a) .........................   B3           $         305          $             319,488
     12.75%, 5/01/10 ..............................   NR                     710                        784,550
K2, Inc.
     7.375%, 7/01/14 (a) ..........................   Ba3                    325                        355,875
Playtex Products, Inc.
     8.00%, 3/01/11 ...............................   B2                     310                        339,450
St. John Knits International, Inc.
     12.50%, 7/01/09 ..............................   B3                     230                        249,375
                                                                                          ---------------------
                                                                                                      2,573,938
                                                                                          ---------------------
Containers - 1.0%
Crown Euro Holdings S.A.
     9.50%, 3/01/11 ...............................   B1                     445                        503,962
Greif Bros. Corp.
     8.875%, 8/01/12 ..............................   B2                     295                        327,450
Vitro Envases Norteamrca
     10.75%, 7/23/11 (a) ..........................   B2                     265                        270,300
                                                                                          ---------------------
                                                                                                      1,101,712
                                                                                          ---------------------
Energy - 3.1%
Belden & Blake Corp.
     8.75%, 7/15/12 (a) ...........................   B3                     310                        335,575
Chesapeake Energy Corp.
     7.75%, 1/15/15. ..............................   Ba3                    200                        219,500
     9.00%, 8/15/12. ..............................   Ba3                    190                        218,500
Grant Prideco, Inc.
     9.00%, 12/15/09 ..............................   Ba3                    405                        450,563
Hilcorp Energy
     10.50%, 9/01/10 (a) ..........................   B3                     745                        845,575
Premco Refining Group, Inc.
     9.50%, 2/01/13. ..............................   Ba3                    190                        222,300
Pride Int'l., Inc.
     7.375%, 7/15/14 (a) ..........................   Ba2                    360                        398,700
Reliant Resources, Inc.
     9.50%, 7/15/13 ...............................   B1                     390                        447,525
Universal Compression, Inc.
     7.25%, 5/15/10 ...............................   B1                     135                        144,450
                                                                                          ---------------------
                                                                                                      3,282,688
                                                                                          ---------------------
Entertainment & Leisure - 1.9%
Gaylord Entertainment Co.
     8.00%, 11/15/13 ..............................   B3                     300                        324,000
NCL Corp.
     10.625%, 7/15/14 (a) .........................   B2                     615                        630,375
Royal Caribbean Cruises
     8.00%, 5/15/10. ..............................   Ba2                     40                         45,200
     8.75%, 2/02/11. ..............................   Ba2                    485                        569,875
Universal City Development
     11.75%, 4/01/10 ..............................   B2                     400                        464,000
                                                                                          ---------------------
                                                                                                      2,033,450
                                                                                          ---------------------
Financial - 3.0%
Crum & Forster Holdings Corp.
     10.375%, 6/15/13 .............................   Ba3                    215                        238,112

PORTFOLIO OF INVESTMENTS
November 30, 2004 (unaudited)                                                     ACM Managed Income Fund, Inc.
===============================================================================================================
                                                     Moody's           Principal
                                                     Investor            Amount
                                                     Rating                (000)                   U.S. $ Value
---------------------------------------------------------------------------------------------------------------
iStar Financial, Inc.
     6.00%, 12/15/10 ..............................   Baa3         $         320          $             334,707
     7.00%, 3/15/08 ...............................   Baa3                   185                        199,047
Markel Capital Trust I
     Series B
     8.71%, 1/01/46 ...............................   Ba1                    505                        530,250
PXRE Capital Trust I
     8.85%, 2/01/27. ..............................   Ba2                    720                        727,200
Western Financial Bank
     9.625%, 5/15/12 ..............................   B1                     460                        524,400
Williams Scotsman, Inc.
     9.875%, 6/01/07 ..............................   B3                     660                        653,400
                                                                                          ---------------------
                                                                                                      3,207,116
                                                                                          ---------------------
Food & Beverages - 1.5%
Del Monte Food Co.
     9.25%, 5/15/11 ...............................   B2                     290                        317,550
DIMON, Inc.
     Series B
     7.75%, 6/01/13 ...............................   B1                     105                        108,937
     9.625%, 10/15/11 .............................   B1                     385                        418,687
Dole Food Company, Inc.
     8.625%, 5/01/09 ..............................   B2                     275                        301,125
     8.875%, 3/15/11 ..............................   B2                     115                        125,925
Merisant Co.
    9.50%, 7/15/13(a) .............................   B3                     315                        283,500
                                                                                          ---------------------
                                                                                                      1,555,724
                                                                                          ---------------------
Gaming - 4.9%
Ameristar Casinos, Inc.
     10.75%, 2/15/09 ..............................   B2                     250                        277,500
Argosy Gaming Co.
     9.00%, 9/01/11. ..............................   Ba3                    260                        293,150
Boyd Gaming Corp.
     7.75%, 12/15/12 ..............................   B1                     295                        322,287
Harrah's Operating Company, Inc.
     7.875%, 12/15/05 .............................   Ba1                    160                        167,200
Mandalay Resort Group
     10.25%, 8/01/07 ..............................   Ba3                    620                        702,150
MGM Mirage Inc.
     8.375%, 2/01/11 ..............................   Ba2                    515                        578,088
Mohegan Tribal Gaming Authority
     6.375%, 7/15/09 ..............................   Ba3                    170                        175,100
     7.125%, 8/15/14 (a) ..........................   Ba3                    430                        454,725
Park Place Entertainment
     7.875%,  3/15/10 .............................   Ba2                    350                        393,750
Riviera Holdings Corp.
     11.00%, 6/15/10 ..............................   B2                     315                        356,738
Seneca Gaming Corp.
     7.25%, 5/01/12 ...............................   B2                     685                        722,675
Turning Stone Casino Resort Enterprise
     9.125%, 12/15/10 (a) .........................   B1                     290                        314,650

PORTFOLIO OF INVESTMENTS
November 30, 2004 (unaudited)                                                     ACM Managed Income Fund, Inc.
===============================================================================================================
                                                     Moody's           Principal
                                                     Investor            Amount
                                                     Rating                (000)                   U.S. $ Value
---------------------------------------------------------------------------------------------------------------
Venetian Casino Resort, LLC
     11.00%, 6/15/10 ..............................   B2           $         390          $             444,600
                                                                                          ---------------------
                                                                                                      5,202,613
                                                                                          ---------------------
Healthcare - 4.3%
Alliance Imaging, Inc.
     10.375%, 4/15/11 .............................   B3                     460                        512,900
Concentra Operating Corp.
     9.125%, 6/01/12 (a) ..........................   B3                     155                        175,925
     9.50%, 8/15/10 ...............................   B3                     140                        158,900
Extendicare Health Services
     9.50%, 7/01/10 ...............................   B1                     365                        408,800
Genesis HealthCare Corp.
     8.00%, 10/15/13 ..............................   B3                     315                        340,987
HCA, Inc.
     6.375%, 1/15/15 ..............................   Ba2                    360                        356,727
Iasis Healthcare Corp.
     8.75%, 6/15/14 (a). ..........................   B3                     440                        478,500
PacifiCare Health Systems, Inc.
     10.75%, 6/01/09 ..............................   Ba3                    348                        400,200
Select Medical Corp.
     7.50%, 8/01/13 ...............................   B2                     620                        709,900
Triad Hospitals, Inc.
     7.00%, 11/15/13 ..............................   B3                     490                        502,250
Universal Hospital Services, Inc.
     10.125%, 11/01/11 ............................   B3                     420                        443,100
                                                                                          ---------------------
                                                                                                      4,488,189
                                                                                          ---------------------
Hotels & Lodging - 2.6%
Corrections Corp. of America
     7.50%, 5/01/11 ...............................   B1                      35                         37,362
     9.875%, 5/01/09 ..............................   B1                     295                        331,875
Felcor Lodging LP
     10.00%, 9/15/08 ..............................   B1                      11                         11,550
Host Marriott LP
     9.25%, 10/01/07 ..............................   Ba3                    205                        227,550
     9.50%, 1/15/07 ...............................   Ba3                    350                        381,938
Intrawest Corp.
     7.50%, 10/15/13 ..............................   B1                     190                        202,350
La Quinta Properties, Inc.
     8.875%, 3/15/11 ..............................   Ba3                    415                        463,763
Starwood Hotels & Resorts Worldwide, Inc.
     7.875%, 5/01/12 ..............................   Ba1                    380                        435,100
Sun International Hotels
     8.875%, 8/15/11 ..............................   B2                     285                        312,788
Vail Resorts, Inc.
     6.75%, 2/15/14 ...............................   B2                     350                        363,125
                                                                                          ---------------------
                                                                                                      2,767,401
                                                                                          ---------------------
Index - 4.3%
Dow Jones CDX HY
     7.75%, 12/29/09 (a) ..........................   B3                   4,477                      4,544,155
                                                                                          ---------------------

PORTFOLIO OF INVESTMENTS
November 30, 2004 (unaudited)                                                     ACM Managed Income Fund, Inc.
===============================================================================================================
                                                     Moody's           Principal
                                                     Investor            Amount
                                                     Rating                (000)                   U.S. $ Value
---------------------------------------------------------------------------------------------------------------
Industrial - 4.3%
AMSTED Industries, Inc.
     10.25%, 10/15/11(a) ..........................   B3           $         465          $             511,500
Case New Holland, Inc.
     9.25%, 8/01/11(a) ............................   Ba3                    645                        714,337
FastenTech, Inc.
     12.50%, 5/01/11 (a) ..........................   B3                     350                        400,750
FIMEP S.A.
     10.50%, 2/15/13 ..............................   B1                     320                        374,400
Flowserve Corp.
     12.25%, 8/15/10 ..............................   B2                     429                        478,335
H & E Equipment/Finance
     11.125%, 6/15/12. ............................   B3                     500                        550,000
NMHG Holding Co.
     10.00%, 5/15/09 ..............................   B3                     135                        149,175
SPX Corp.
     7.50%, 1/01/13 ...............................   Ba3                    140                        150,850
Terex Corp.
     10.375%, 4/01/11 .............................   B3                     215                        242,950
TriMas Corp.
     9.875%, 6/15/12 ..............................   B3                     410                        424,350
Trinity Industries, Inc.
     6.50%, 3/15/14 ...............................   Ba3                    510                        499,800
                                                                                          ---------------------
                                                                                                      4,496,447
                                                                                          ---------------------
Metal & Mining - 2.0%
AK Steel Corp.
     7.875%, 2/15/09 ..............................   B3                     345                        351,037
Freeport-McMoran Copper & Gold, Inc.
     10.125%, 2/01/10 .............................   B1                     385                        432,162
International Steel Group, Inc.
     6.50%, 4/15/14 ...............................   Ba3                    391                        415,438
Ispat Inland ULC
     9.75%, 4/01/14 ...............................   B3                     160                        193,200
Peabody Energy Corp.
     6.875%, 3/15/13 ..............................   Ba3                    370                        397,750
Russel Metals, Inc.
     6.375%, 3/01/14 ..............................   Ba3                    330                        333,300
                                                                                          ---------------------
                                                                                                      2,122,887
                                                                                          ---------------------
Paper & Packaging - 4.7%
Berry Plastics Corp.
     10.75%, 7/15/12 ..............................   B3                     430                        492,350
Georgia-Pacific Corp.
     8.875%, 5/15/31 ..............................   Ba3                    210                        258,300
     9.375%, 2/01/13 ..............................   Ba2                    510                        594,150
Graphic Packaging Int'l Corp.
     9.50%, 8/15/13 ...............................   B3                     650                        741,000
MDP Acquisitions PLC
     9.625%, 10/01/12 .............................   B3                     430                        490,200
Owens-Brockway Glass Container, Inc.
     8.875%, 2/15/09 ..............................   B1                     680                        734,400

PORTFOLIO OF INVESTMENTS
November 30, 2004 (unaudited)                                                     ACM Managed Income Fund, Inc.
===============================================================================================================
                                                     Moody's           Principal
                                                     Investor            Amount
                                                     Rating                (000)                   U.S. $ Value
---------------------------------------------------------------------------------------------------------------
Pliant Corp.
     11.125%, 9/01/09 .............................   B3           $       1,010                    $ 1,105,950
Stone Container Corp.
     9.25%, 2/01/08 ...............................   B2                     300                        334,500
     9.75%, 2/01/11 ...............................   B2                     150                        165,750
                                                                                          ---------------------
                                                                                                      4,916,600
                                                                                          ---------------------
Publishing - 1.9%
American Media, Inc.
     8.875%, 1/15/11 ..............................   B3                     120                        127,800
     10.25%, 5/01/09 ..............................   B3                     360                        376,200
Dex Media East LLC
     9.875%, 11/15/09 .............................   B1                     130                        146,087
     12.125%,11/15/12 .............................   B2                     227                        276,940
Dex Media West LLC
     8.50%,   8/15/10 .............................   B1                     160                        178,400
     9.875%, 8/15/13 ..............................   B2                     571                        659,505
PEI Holdings, Inc.
     11.00%, 3/15/10 ..............................   B1                     170                        197,200
                                                                                          ---------------------
                                                                                                      1,962,132
                                                                                          ---------------------
Restaurants - 0.3%
Domino's, Inc.
     8.25%, 7/01/11 ...............................   B2                     252                        274,680
                                                                                          ---------------------
Retail - 0.6%
J.C. Penney Corporation, Inc.
     8.00%, 3/01/10 ...............................   Ba2                    315                        359,100
Petro Stopping Centers
     9.00%, 2/15/12 ...............................   B3                     237                        250,035
                                                                                          ---------------------
                                                                                                        609,135
                                                                                          ---------------------
Service - 1.8%
Allied Waste North America
     6.375%, 4/15/11 ..............................   B2                     365                        344,925
     8.875%, 4/01/08 ..............................   B2                     275                        288,750
National Waterworks, Inc.
     10.50%, 12/01/12 .............................   B3                     260                        291,850
Service Corp. International
     7.70%, 4/15/09 ...............................   Ba3                    455                        495,950
United Rentals North America, Inc.
     6.50%, 2/15/12 ...............................   B1                     478                        468,440
                                                                                          ---------------------
                                                                                                      1,889,915
                                                                                          ---------------------
Supermarket & Drugstore - 1.8%
Couche-Tard, Inc.
     7.50%, 12/15/13 ..............................   Ba3                    292                        316,820
Rite Aid Corp.
     9.50%, 2/15/11 ...............................   B2                     665                        729,838
Roundy's, Inc.
     8.875%, 6/15/12 ..............................   B2                     275                        302,500
Stater Bros. Holdings, Inc.
     8.125%, 6/15/12 ..............................   B1                     530                        559,150
                                                                                          ---------------------
                                                                                                      1,908,308
                                                                                          ---------------------

PORTFOLIO OF INVESTMENTS
November 30, 2004 (unaudited)                                                     ACM Managed Income Fund, Inc.
===============================================================================================================
                                                     Moody's           Principal
                                                     Investor            Amount
                                                     Rating                (000)                   U.S. $ Value
---------------------------------------------------------------------------------------------------------------
Technology - 3.2%
Amkor Technologies, Inc.
     7.75%, 5/15/13 ...............................   B3           $       1,030          $             908,975
Celestica Inc
     7.875%, 7/01/11 ..............................   Ba3                    585                        620,100
Fairchild Semiconductor
     10.50%, 2/01/09 . ............................   B2                     530                        563,125
Flextronics International, Ltd.
     6.50%, 5/15/13 ...............................   Ba2                    410                        414,100
ON Semiconductor Corp.
     12.00%, 3/15/10 ..............................   B3                     536                        629,800
Unisys Corp.
     7.875%, 4/01/08 ..............................   Ba1                    210                        215,250
                                                                                          ---------------------
                                                                                                      3,351,350
                                                                                          ---------------------
Transportation - 0.2%
Horizon Lines, LLC.
     9.00%, 11/01/12 (a) ..........................   B3                     180                        196,650
                                                                                          ---------------------
Utilities - Electric & Gas - 6.0%
AES Corporation
     8.75%, 5/15/13 (a) ...........................   B1                      65                         73,612
     9.00%, 5/15/15 (a) ...........................   B1                     205                        234,212
     10.00%, 7/15/05 (a) ..........................   Ba3                    198                        198,284
Calpine Corp.
     8.50%, 7/15/10 (a) ...........................   NR                     705                        558,713
DPL, Inc
     6.875%, 9/01/11 ..............................   Ba3                    400                        435,000
DPL Capital Trust II
     8.125%, 9/01/31 ..............................   B1                     290                        326,975
Dynegy Holdings, Inc.
     10.125%, 7/15/13 (a) .........................   B3                     385                        449,487
Northwest Pipeline Corp.
     8.125%, 3/01/10 ..............................   Ba2                    255                        284,644
NRG Energy, Inc.
     8.00%, 12/15/13 (a) ..........................   B2                     450                        497,250
Ormat Funding Corp.
     8.25%, 12/30/20 (a) ..........................   NR                     380                        378,146
SEMCO Energy, Inc.
     7.75%, 5/15/13 ...............................   Ba2                    250                        273,750
Southern Natural Gas Co.
     7.35%, 2/15/31 ...............................   B1                     425                        432,438
     8.875%, 3/15/10 ..............................   B1                     340                        383,350
The Williams Companies, Inc.
     7.625%, 7/15/19 ..............................   B1                   1,150                      1,282,250
     7.875%, 9/1/21 ...............................   B1                     220                        248,600
TXU Corp .
     5.55%, 11/15/14 (a) ..........................   Ba1                    305                        300,257
                                                                                          ---------------------
                                                                                                      6,356,968
                                                                                          ---------------------
Total Corporate Obligations
     (cost $79,465,715)                                                                              83,257,527
                                                                                          ---------------------

PORTFOLIO OF INVESTMENTS
November 30, 2004 (unaudited)                                                     ACM Managed Income Fund, Inc.
===============================================================================================================
                                                                       Shares or
                                                     Moody's           Principal
                                                     Investor            Amount
                                                     Rating                (000)                   U.S. $ Value
---------------------------------------------------------------------------------------------------------------
Yankee Obligations - 1.3%
Fairfax Financial Holdings
     7.375%, 4/15/18 ..............................   Ba3                  $ 190          $             180,975
     7.75%, 4/26/12 ...............................   Ba3                    265                        267,981
     8.25%, 10/01/15 ..............................   Ba3                    100                        101,250
Innova S. de R.L.
     9.375%, 9/19/13 ..............................   B2                     455                        515,288
     12.875%, 4/01/07 .............................   B2                     128                        129,812
Royal & Sun Alliance Insurance Group PLC
     8.95%, 10/15/29 ..............................   Ba2                    205                        251,475
                                                                                          ---------------------
Total Yankee Obligations
     (cost $1,223,290) ............................                                                   1,446,781
                                                                                          ---------------------
NON-CONVERTIBLE PREFERRED STOCK - 0.9%
Sovereign Real Estate Investment Trust
     12.00% (a) ...................................   Ba1                    650                        975,000
                                                                                          ---------------------
Total Non-Convertible Preferred Stock
     (cost $713,375) ..............................                                                     975,000
                                                                                          ---------------------
SHORT-TERM INVESTMENT - 1.2%
Time Deposit - 1.2%
State Street Bank & Trust Co.
     1.35%, 12/01/04
     (cost $1,234,000) ............................                $       1,234                      1,234,000
                                                                                          ---------------------
Total Investments - 182.1%
     (cost $187,972,121) ..........................                                                 191,963,687
Other assets less liabilities - 3.3%. .............                                                   3,443,452
Preferred Stock at redemption value - (85.4%) .....                                                 (90,000,000)
                                                                                          ---------------------
Net Assets Applicable to
Common Shareholders - 100.0% (d) ..................                                       $         105,407,139
                                                                                          ---------------------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate market value of these securities amounted to $22,350,686 or 21.2% of net assets applicable to common shareholders.
(b) Indicates a security has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)  Security is in default and is non-income producing.
(d) Portfolio percentages are calculated based on net assets applicable to common shareholders.
     Glossary:
     NR - Not Rated.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        Exhibit No.     DESCRIPTION OF EXHIBIT

        11 (a) (1)      Certification of Principal Executive Officer Pursuant
                        to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (a) (2)      Certification of Principal Financial Officer Pursuant
                        to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Managed Income Fund, Inc.

By:      /s/ Marc O. Mayer
         ------------------
         Marc O. Mayer
         President

Date:    January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         Marc O. Mayer
         President

Date:    January 27, 2005

By:      /s/ Mark D. Gersten
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    January 27, 2005